SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-77169)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 37  [X]
and
REGISTRATION STATEMENT (No. 811-3455)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 37 [X]
The North Carolina Capital Management Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (  ) on (             ) pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (X) on (August 18, 1998) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
The North Carolina Capital Management Trust:
Cash Portfolio and Term Portfolio
Cross Reference Sheet
Form N-1A Item Number
Part A     Prospectus Caption
1 a,b      Cover Page
2 a        Expenses
 b,c       Contents; Who May Want to Invest
3 a        Financial Highlights
 b         *
 c,d       Performance
4 a(i)     Charter
 a(ii) Investment Principles and Risks; Securities and Investment Practices; Fundamental Investment Policies and Restrictions
 b         Securities and Investment Practices
 c         Who May Want to Invest; Investment Principles and Risks;
           Securities and Investment Practices
5 a        Charter
 b(i)      Cover Page; FMR and Its Affiliates
 b(ii)     FMR and Its Affiliates; Breakdown of Expenses
 b(iii)    Expenses; Breakdown of Expenses
 c         FMR and Its Affiliates

 d         Cover Page; Charter; Breakdown of Expenses; FMR and Its
           Affiliates
 e         FMR and Its Affiliates
 f         Expenses
 g         Expenses; FMR and Its Affiliates
5A         *
6 a(i)     Charter
 a(ii) How to Buy Shares; How to Sell Shares; Investor Services; Transaction Details; Exchange Restrictions
 a(iii),b  *
 c         How to Buy Shares; Exchange Restrictions
 d         *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Transaction Details
 f,g       Dividends, Capital Gains, and Taxes
 h         *
7 a        Cover Page; FMR and Its Affiliates
 b,c       How to Buy Shares; Transaction Details
 d         How to Buy Shares
 e         Breakdown of Expenses
 f         Expenses; Breakdown of Expenses
8          How to Sell Shares; Investor Services; Transaction Details;
           Exchange Restrictions
9          *

* Not applicable

THE NORTH CAROLINA CAPITAL
MANAGEMENT TRUST:
CASH PORTFOLIO AND TERM PORTFOLIO
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about Cash Portfolio and Term Portfolio (each a "fund" or collectively the "funds") and their investments, you can obtain a copy of the funds' most recent financial report and portfolio listing or read the Statement of Additional Information (SAI) dated
August     18, 1998 attached to this prospectus. The SAI has been
filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Sterling Capital Distributors, Inc. (Sterling) in Charlotte, North Carolina:
(medium solid bullet) Toll-free 1-800-222-3232
(medium solid bullet) or locally 1-704-372-8798
INVESTMENTS IN CASH PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT CASH PORTFOLIO WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
NC-PRO-0898

CASH PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value per share of $1.00, through investment in high-grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.
TERM PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and in high-grade money market instruments.
PROSPECTUS
DATED A   UGUST 18, 1998
AND
ANNUAL REPORT
FOR THE YEAR EN   DE    D(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109 JUNE 30, 1998
THE
N
C
ORTH
AROLINA
CAPITAL MANAGEMENT TRUST
AND
STATEMENT OF ADDITIONAL INFORMATION
DATED    AUGUS    T 18, 1998
CONTENTS



KEY FACTS                            P    -  WHO MAY WANT TO INVEST
                                  4

                                  P   -      EXPENSES EACH FUND'S YEARLY OPERATING EXPENSES.
                                     4

                                     P    -  FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL
                                  6          DATA.

                                  P-         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.
                                  7

THE FUNDS IN DETAIL               P-         CHARTER HOW EACH FUND IS ORGANIZED.
                                  7

                                             INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL
                                             APPROACH TO INVESTING.

                                  P-         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE
                                  10         CALCULATED AND WHAT THEY INCLUDE.

                                  P-         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING
                                  10         ADDITIONAL INVESTMENTS.

                                     P-      HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR
                                  12         ACCOUNT.

                                  P-         INVESTOR SERVICES  SERVICES TO HELP YOU MANAGE YOUR
                                  14         ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES  P-         DIVIDENDS, CAPITAL GAINS, AND TAXES
                                  14

                                  P-         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE
                                  15         TIMING OF PURCHASES AND REDEMPTIONS.

                                  P-         EXCHANGE RESTRICTIONS
                                  16


ANNUAL REPORT

CASH PORTFOLIO:

  PERFORMANCE                      A-1   HOW THE FUND HAS DONE OVER TIME.

  FUND TALK                        A-3   THE MANAGER'S REVIEW OF THE FUND'S PERFORMANCE,
                                         STRATEGY, AND OUTLOOK.

  INVESTMENTS                      A-5   A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

  FINANCIAL STATEMENTS             A-8   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

TERM PORTFOLIO:

  PERFORMANCE                      A-12  HOW THE FUND HAS DONE OVER TIME.

  FUND TALK                        A-15  THE MANAGER'S REVIEW OF THE FUND'S PERFORMANCE, STRATEGY,
                                         AND OUTLOOK.

  INVESTMENTS                      A-16  A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

  FINANCIAL STATEMENTS             A-17  STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                              A-21  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS  A-23  THE AUDITOR'S OPINION.


STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION  S-1

KEY FACTS


WHO MAY WANT TO INVEST
Shares of Cash Portfolio and Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). Each fund offers an economical and convenient vehicle for investment of available cash by investors.
Cash Portfolio is designed for investors who would like to earn current income while preserving the value of their investment. The rate of income will vary from day to day, generally reflecting short-term interest rates. Cash Portfolio is managed to keep its share price stable at $1.00. Cash Portfolio does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investment.
Term Portfolio is designed for investors who seek high current income from a portfolio of investment-grade debt securities. Term Portfolio's level of risk and potential reward depend on the quality and maturity of its investments. Term Portfolio may not be an appropriate investment for those investors who require daily liquidity in order to meet current obligations. When you sell your Term Portfolio shares, they may be worth more or less than what you paid for them.
The value of Term Portfolio's investments and the income they generate vary from day to day, and generally reflect changes in interest rates, market conditions, and other economic and political news.
Term Portfolio is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund.
CASH PORTFOLIO
                                             CASH           TERM
                                             PORTFOLI       PORTFOLI
                                             O              O

SAL   ES C    HARGE ON PURCHASES AND         NONE           NONE
RE   INVEST    ED DISTRIBUTIONS

D   EFE    RRED SALES CHARGE ON REDEMPTIONS  NONE           NONE


ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). FMR is responsible for the payment of most of the other expenses for each fund.
12b-1 fees are paid by FMR from its management fee to Sterling, through Fidelity Distributors Corporation (FDC), for services and expenses in connection with the distribution of fund shares. Term Portfolio shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page P-).
The following figures are based on historical expenses   [, adjusted
to reflect current fees,] of each fund and are     calculated as a
percentage of average net assets of each fund.    FMR     has entered
into arrangements o   n beha    lf of [the/each] fund with the fund's
custodian    and tran    sfer agent whereby credits realized as a
result of    uni    nvested cash balances are used to reduce fund
ex   pense    s. Including [this/these] reduction[s], the total
   [fun    d] operating expenses presented in the table would
   hav    e been __% [for Cash Portfolio and __% for Term
Portfolio]   .]
CASH PORTFOLIO [REPEAT FOR EACH]
                              CASH           TERM
                              PORTFOLI       PORTFOLI
                              O              O

 MANAGEMENT FEE*              %              %

12B-1 FEE (DISTRIBUTION FEE)  %              %

OTHER EXPENSES                %              %

TOTAL OPERATING EXPENSES      %              %

* The management fee rate represents the net rate retained by FMR
after paym   en    t made to the distributor. The management fee rates
before payments made to the distributor by FMR are    ___%     and __%
for Cash Portfolio and Term Portfolio, respectively.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total
expenses on a $1,000    investment in shares of a fund, assuming a 5%
annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction
expenses and a fun    d's annual operating expenses.
                 1 YEAR  3 YEARS  5 YEARS  10 YEARS

CASH PORTFOLIO   $       $        $        $
 TERM PORTFOLIO  $       $        $        $

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.



FINANCIAL HIGHLIGHTS
 The financial highlights tables that follow for Cash Portfolio and
Term Portfolio have been audited b   y ______    _, independent
accountants. The funds' financial highlights, financial statements, and report of the auditor are included in the funds' Annual Report, which is attached.

[FINANCIAL    HIG    HLIGHTS TABLE FOR EACH FUND TO FOLLOW.]
PERFORMANCE
Performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields for Term Portfolio are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield for Term Portfolio may not equal the income actually paid to shareholders.
When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in Cash Portfolio over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798.

THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of The North Carolina Capital Management Trust, an open-end management investment company organized as a Massachusetts business trust on April 26, 1982.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. One trustee serves as trustee for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity or Sterling.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses their investments and
handles their business affairs.    Fidelity Investments Money
Management, Inc. (FIMM), located in Merrimack, New Hampshire, has
primary res    ponsibility for providing investment management
services for Cash Portfolio.
As of June 30, 1   998, FMR advised funds having approximately
__million shareholder accounts with a total value of more than $__
bil    lion.
   Robert Duby is manager of The North Carolina Capital Management
Trust: Cash Portfolio, which he has managed since May 1998. He also
manages other funds. Mr. D    uby    join    ed Fidelity as a
portfolio manager in 1982.
Curtis Hollingsworth is vice president and manager of The North Carolina Capital Management Trust: Term Portfolio, which he has managed since October 1995. He also manages several other bond funds.
   Mr. Hollingsworth joined Fidelity in 1983.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each fund.
FMR Corp. is the ultimate parent company of FMR and F   IMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of ____, 1998, approximately ____% and ____% of each of Cash Portfolio's and Term Portfolio's total outstanding shares,
respectively, were held by [FMR/FMR and [an] FMR     affiliate[s]/[an]
FMR affiliate[s].]
   As of _____, 1998, approximately ____% of Cash Portfolio's total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately
___% of Term Portfolio's total out    standing shares were held by
[NAME OF SHAREHOLDER]; a   nd approximately ___% of [NAME OF FUND]'s
total outstandin    g shares were held by [NAME OF SHAREHOLDER].]
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
MONEY MARKET FUNDS IN GENERAL. The yield of a money market fund will change daily based on changes in interest rates and market conditions.
Money market funds    comply with industry-standard requirements for
the quality    , maturity, and diversification of their investments,
which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that a money market fund will be able to maintain a stable $1.00 share price. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change. FIDELITY'S APPROACH TO MONEY MARKET FUNDS. Money market funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income.
   Cash     Portfolio will purchase only high-quality securities that
FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys.
CASH PORTFOLIO invests only in those high-grade money market instruments which are authorized for investment by units of local government as specified in North Carolina General Statute 159-30 (the Statute), as amended from time to time, and in 20 North Carolina Administrative Code 3.0703 (the Code).
Pursuant to an investment policy set by the Trustees, Cash Portfolio may invest more than 25% of its total assets in obligations of banks as permitted pursuant to the Statute and the Code. Cash Portfolio's investments in domestic bank obligations are limited to those banks having total assets in excess of one billion dollars and subject to regulation by the U.S. Government. Cash Portfolio may also invest in certificates of deposit issued by banks insured by the Federal Deposit Insurance Corporation (FDIC) having total assets of less than one billion dollars, provided that the fund will at no time own more than an aggregate of $100,000 in principal and interest obligations (or any higher principal amount or principal and interest which in the future may be fully covered by FDIC insurance) of any one such issuer. Cash Portfolio will use its best efforts to maintain a constant net asset value per share (NAV) of $1.00.
BOND FUNDS IN GENERAL. The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
   The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it
can avoid loss    es of principal.
 INTEREST RATE RISK. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
 ISSUER RISK. The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
PREPAYMENT RISK.    Many types of debt securities, including mortgage
securities, are subject to prepayment risk. Prepayment risk occurs
w    hen the issuer of a security can pre   pay principal prior to the
security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be
diffic    ult to predict and result in greater volatility.
FIDELITY'S APPROACH TO BOND FUNDS. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return
within the    univ    erse of    [eligible]     securities in which
the fund    may i    nvest. FMR's evaluation of a potential investment
includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
In structuring a bond fund, FMR allocates assets among different
market sectors (for example, U.S. Treasury or U.S.    Govern    ment
agency securities) and different maturities based on its view of the relative value of each sector or maturity. The performance of the fund will depend on how successful FMR is in pursuing this approach.
TERM PORTFOLIO invests in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority, as permitted pursuant to the Statute and the Code. In addition, the fund may invest in other instruments pursuant to the Statute and the Code. Pursuant to an investment policy set by the Trustees, Term Portfolio may, under normal circumstances, invest up to 25% of its total assets in the finance industry. Term Portfolio expects to invest predominantly in U.S. Government securities.
Under the current Code, Term Portfolio may invest in securities with maturities of up to seven years. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to
   governmen    t bonds with maturities of three years or less.    In
determining a security's maturity for the purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of June 30, 1998, Term Portfolio's dollar-weighted average maturity was approximately __ years.
FMR may use various investment techniques to hedge a portion of Term
Portfolio's    risks,     but there is no guarantee that these
strategies will work as FMR    intends    . When you sell your Term
Portfolio shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Term Portfolio also reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each fund's investments in instruments other than the direct obligations of the U.S. Government are subject to the ability of the issuer to make payment at maturity. Investments in obligations of the State of North Carolina or local government or public authority within the State are subject to political and economic conditions of the State or local government or public authority within the State.
THE STATUTE AND THE CODE. The following investment policies are non-fundamental, which means that if the Statute or the Code, or any legislation or regulations relating to those parameters change in the future, the Trustees may authorize corresponding changes in the instruments in which the funds may invest without first obtaining shareholder approval. Currently, the rulings, regulations and interpretations to which the funds adhere allow the funds to invest only in the following instruments:
(i) Obligations of the United States or obligations fully guaranteed both as to principal and interest by the United States;
(ii) Obligations of the Federal Financing Bank, the Federal Farm Credit Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Land Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, Fannie Mae (formerly known as Federal National Mortgage Association), the Government National Mortgage Association, the Federal Housing Administration, the Farmers Home Administration, and the United States Postal Service;
(iii) Obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority;
(iv) Savings certificates issued by any savings and loan association organized under the laws of the State of North Carolina or by any federal savings and loan association having its principal office in North Carolina; provided that any principal amount of such certificate in excess of the amount insured by the federal government or any agency thereof, or by a mutual deposit guaranty association authorized by the Administrator of the Savings Institutions Division of the Department of Commerce of the State of North Carolina, be fully collateralized;
(v) Prime quality commercial paper bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligation;
(vi) Bills of exchange or time drafts drawn on and accepted by a commercial bank (commonly referred to as "bankers' acceptances") and eligible for use as collateral by member banks in borrowing from a federal reserve bank, provided that the accepting bank or its holding company is either (a) incorporated in the State of North Carolina or
(b) has outstanding publicly held obligations bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligations;
(vii) Evidences of ownership of, or fractional undivided interests in, future interest and principal payments on either direct obligations of the United States Government or obligations the principal of and the interest on which are guaranteed by the United States, which obligations are held by a bank or trust company organized and existing under the laws of the United States or any state in the capacity of custodian; or
(viii) Repurchase agreements with respect to either direct obligations of the United States or obligations the principal of and the interest on which are guaranteed by the United States if entered into with a broker or dealer, as defined by the Securities Exchange Act of 1934, which is a dealer recognized as a primary dealer by a Federal Reserve Bank, or any commercial bank, trust company or national banking association, the deposits of which are insured by the FDIC or any successor thereof.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Certain of the securities, instruments, or techniques listed
may not be eligible for purchase or use by a fund    because     each
fund's investments are subject to the Statute and the Code and any investment policies set by the Trustees. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's
investment objective and policies and that doing so will help    the
f    und achieve its goal. Fund holdings and recent investment
strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
RESTRICTIONS: Term Portfolio currently intends to invest in debt securities rated A-quality and above by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR. MONEY MARKET SECURITIES are high-quality, short-term instruments
issued by the U.S. Government, corporations,    financial
institutions, and other entities. These securities m    ay carry
fixed, variable, or floating interest rates. Money market
   securities may be structured to be, or may employ a trust or other
form so that they are, eligible investments for money m    arket
funds. If a structure fails to function as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
RESTRICTION: A fund may invest in U.S. Government securities as permitted pursuant to the Statute and the Code.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
ASSET-BACKED SECURITIES i   nclude interests in pools of mortgages,
loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
   RESTRICTION: A fund may invest in asset-backed securities as
permitted pursuant to the Stat    ute and the Code.
MORTGAGE SECURITIES    include interests in pools of commercial or
residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
   The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential
for loss in a rising int    erest rate environment.
RESTRICTION:    A fund may invest in mortgage securities as permitted
p    ursuant to the Statute and the Code.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a
benchmark rate changes.    These interest rate adjustments may be
designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
 REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Cash Portfolio may not    inves    t more than 10% of
its total assets in illiquid and restricted securities.
RESTRICTIONS: Term    Portfolio may not invest more than 10% of its
assets in illiqu    id and restricted securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
CASH MANAGEMENT. The funds may invest in money market securities and in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Cash Portfolio may not invest more than 5% of its total
assets in    the securitie    s of any one issuer, except that, with
respect to certificates of deposit and bankers' acceptances, the fund may invest up to 10% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities.
RESTRICTIONS:  With respect to 75% of its total assets, Term Portfolio
may not    inve    st more than 5% in the securities of any    one
issuer. This limitation does not apply to U.S. Government securities. Term Portfolio may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING.    A     fund may borrow from banks. If Term Portfolio
borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CASH PORTFOLIO, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority. Cash Portfolio seeks to achieve this objective by investing only in certain of those high-grade money market instruments which are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Cash Portfolio may invest more than 25% of its total assets in the obligations of banks. Cash Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.
TERM PORTFOLIO seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. government and agencies and instrumentalities of the U.S. government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments. Term Portfolio seeks to achieve its objective by normally investing only in obligations of the United States, its agencies or instrumentalities, or obligations fully guaranteed by the U.S. government, in obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority, and in high grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended and 20 North Carolina Administrative Code 3.0703, as amended.
Cash Portfolio may not purchase a security if, as a result, more than 10% of its total assets would be invested in illiquid and restricted securities.
Term Portfolio may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid and restricted securities.
With respect to 75% of total assets, Term Portfolio may not    invest
m    ore than 5% in the securities of any one issuer . This limitation does not apply to U.S. Government securities.
Term Portfolio may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each fund's assets are reflected in that fund's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
FMR may, from time to time, agree to reimburse    the     funds for
management fees above a specified limit.     FMR retains the ability
to be repaid by a fund if expenses fall below the specified limit
prior to the end of the fiscal yea    r. Reimbursement arrangements,
which may be terminated at any time without notice, can decrease    a
fund's     expenses and boost its performance.
MANAGEMENT FEE
Each fund's management fee is calculated and paid to FMR every month. FMR pays most of the other expenses of each fund. Each fund's annual
management fee rate    is 0.350% o    f    average net assets through
$1.0. billion; 0.320% of average net assets in excess of $1.0. billion through $2.0 billion; and 0.290% of average net assets in excess of $2.0 billion.
   On January 1, 1998, FMR reduced the management fee rate for each fund from 0.365% of average net assets through $400 million; 0.360% of average net assets in excess of $400 million through $800 million; 0.355% of average net assets in excess of $800 million through $1.2 billion; 0.350% of average net assets in excess of $1.2 billion through $1.6 billion; 0.340% of average net assets in excess of $1.6 billion through $2.0 billion; and 0.330% of average net assets in
e    xcess of $2.0 billion.
   FIMM     is Cash Portfolio's sub-adviser and has primary
responsibility for managing its investments. FMR is responsible for
providing other management services. FMR pays    FIMM     50% of its
management fee (before expense reimbursements but after payments made by FMR pursuant to Cash Portfolio's Distribution and Service Plan) for
FIMM's services. FMR paid    FIMM and FMR Texas, Inc., the predecessor
company to F    IMM, fees equal to ___% and __%, respectively, of Cash
Portfolio's average net assets for the fiscal year ended June 30,
   199    8.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each fund. Fidelity Service Company, Inc.
(FSC) calculates the NAV and dividends for each fund and maintains
   the     general accounting records for    each fund. These expenses
are paid by FMR pursuant to its     management contract with each
fund.
Each fund pays other expenses, including brokerage fees and commissions, interest on borrowings, taxes, and the compensation of trustees who are not affiliated with Fidelity or Sterling.
FDC has entered into a Distribution and Service Agent Agreement with Sterling pursuant to which Sterling acts as distribution agent of shares of Cash Portfolio and Term Portfolio.
Each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee to pay expenses associated with the sale of fund shares. FMR pays FDC a monthly distribution fee, all of which FDC pays Sterling, as compensation for Sterling's services and expenses in connection with the distribution of shares of each fund and providing certain shareholder servicing functions, which include the processing of shareholder inquiries,
account maintenance, and processing purchases, redempt   ions,
transfers, and exchanges.     FMR currently pays Ster   ling    ,
through FDC, monthly according to the following    sche    dule:
0.150% of average net assets through $1.0 bil   lion;     0.150% of
average net assets in excess of $1.0 billion    throug    h $2.0
billion; and 0.140% of average net assets in    exce    ss of $2.0
billion.
For the fiscal year ended Ju   ne     1998, the portfolio turnover
   rate for Term Portfolio was __%. Portfolio turnover rates fo    r
Term Portfolio will vary from year to year. [High turnover
rate   s     increase transaction costs and may increase    taxable
capital gains. FMR considers these effects when evaluating the
anticipated benefits of short-term investin    g.]
YOUR ACCOUNT


HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of each fund is the fund's net asset value per share (NAV). Cash Portfolio is managed to keep its NAV
stable at $1.00. Each fund's shares are sol    d without a sales
charge.
   Your shares will be purchased at the next NAV calculated after your order is received in proper form. Each fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time, and also at 12:00 noon Eastern time for Cash Portfolio. For details on dividends, see "Dividends, Capital Gains, and Taxes" and "Transaction Details" on page __ and __.
   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they
would disrupt manage    ment of a fund.
Share certificates are not available for Cash Portfolio or Term
Portfolio.
IF YOU ARE NEW TO THE FUNDS, you must complete and sign an account application prior to making an initial investment.
Term Portfolio shares are available only to investors with a new or existing account in Cash Portfolio.
Once you have opened an account, you may purchase shares of each fund according to the methods described in the charts on pages and . If there is no account application accompanying this prospectus, call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798.



CASH PORTFOLIO            TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

MAIL
(MAIL_GRAPHIC)            SEND A COMPLETED, SIGNED APPLICATION TO
                          THE FOLLOWING                           MAKE YOUR CHECK PAYABLE TO "NCCMT: CASH PORTFOLIO."
                          ADDRESS:                                INDICATE YOUR ACCOUNT NUMBER AND MAIL YOUR CHECK AND
                          THE NORTH CAROLINA CAPITAL MANAGEMENT
                          TRUST                                   A PRECODED FUND INVESTMENT SLIP, WHICH WILL BE
                          C/O STERLING CAPITAL DISTRIBUTORS, INC. SUPPLIED UPON REQUEST WHEN YOU OPEN YOUR ACCOUNT, TO
                          ONE FIRST UNION CENTER                  THE FOLLOWING ADDRESS:
                          301 S. COLLEGE STREET, SUITE 3200       THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
                          CHARLOTTE, NC 28202-6005                C/O STERLING CAPITAL DISTRIBUTORS, INC.
                                                                  ONE FIRST UNION CENTER
                                                                  301 S. COLLEGE STREET, SUITE 3200
                                                                  CHARLOTTE, NC 28202-6005

PHONE 1-800-544-7777
(PHONE_GRAPHIC)  NOT AVAILABLE.                                   EXCHANGE FROM A TERM PORTFOLIO ACCOUNT WITH THE SAME
                                                                  REGISTRATION, INCLUDING NAME, AND ADDRESS.
                                                                  CALL STERLING TOLL-FREE AT 1-800-222-3232 OR LOCALLY AT
                                                                  1-704-372-8798 BEFORE 4:00 P.M. EASTERN TIME.

IN PERSON (HAND_GRAPHIC)  NOT AVAILABLE.                          BRING YOUR CHECK AND A PRECODED FUND INVESTMENT SLIP,
                                                                  WHICH WILL BE SUPPLIED UPON REQUEST WHEN YOU OPEN
                                                                  YOUR ACCOUNT, TO ANY BRANCH OF FIRST UNION NATIONAL
                                                                  BANK OF NORTH CAROLINA BEFORE THE CLOSE OF BUSINESS OF
                                                                  THE BRANCH IF YOU WANT YOUR INVESTMENT TO BE MADE
                                                                  THAT SAME DAY.

WIRE (WIRE_GRAPHIC)       NOT AVAILABLE.                          YOU MAY OBTAIN WIRE INSTRUCTIONS BY CALLING STERLING
                                                                  TOLL-FREE AT 1-800-222-3232 OR LOCALLY AT
                                                                  1-704-372-8798.
                                                                     FEDER    AL FUNDS, AUTOMATED CLEARING HOUSE SYSTEM
                                                                     (AC    H) PAYMENTS, AND CERTAIN STATE TRANSFER PAYMENTS
                                                                     WILL     BE ACCEPTED BY WIRE.
                                                                  FOR FEDER   AL FU    NDS, CALL STERLING BEFORE 12:00 NOON
                                                                  EASTERN TI   ME O    N THE DAY YOU SEND YOUR WIRE.  IF
                                                                  STERLING IS NOT    AD    VISED OF YOUR ORDER BEFORE 12:00
                                                                  NOON EASTERN TI   ME ON     THE DAY YOU SEND YOUR FEDERAL
                                                                  FUNDS WIRE, OR IF F   EDER    AL FUNDS ARE NOT RECEIVED
                                                                  THE
                                                                  SAME DAY YOUR O   RDER IS PLA    CED, YOUR ORDER MAY BE
                                                                  CANCELED, AND YOU COULD    BE HELD     LIABLE
                                                                  FOR RESULTING
                                                                  FEES AND LOSSES.
                                                                  FOR ACH    PA    YMENTS, CALL STERLING BEFORE 4:00 P.M.
                                                                  EASTERN TIM   E ON     THE BUSINESS DAY BEFORE THE ACH
                                                                  PAYMENT IS TO BE D   EDU    CTED FROM YOUR BANK ACCOUNT.

TERM PORTFOLIO            TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

MAIL (MAIL_GRAPHIC)       SEND A COMPLETED, SIGNED APPLICATION
                          TO THE
                          FOLLOWING                               NOT AVAILABLE.
                          ADDRESS:
                          THE NORTH CAROLINA CAPITAL MANAGEMENT
                          TRUST
                          C/O STERLING CAPITAL DISTRIBUTORS, INC.
                          ONE FIRST UNION CENTER
                          301 S. COLLEGE STREET, SUITE 3200
                          CHARLOTTE, NC 28202-6005

PHONE 1-800-544-777
(PHONE_GRAPHIC)           NOT AVAILABLE.                          EXCHANGE FROM A CASH PORTFOLIO ACCOUNT WITH THE SAME
                                                                  REGISTRATION, INCLUDING NAME, AND ADDRESS.
                                                                  CALL STERLING TOLL-FREE AT 1-800-222-3232 OR LOCALLY AT
                                                                  1-704-372-8798 BEFORE 4:00 P.M. EASTERN TIME.

IN PERSON (HAND_GRAPHIC)  NOT AVAILABLE.                          NOT AVAILABLE.

WIRE (WIRE_GRAPHIC)       NOT AVAILABLE.                          YOU MAY OBTAIN WIRE INSTRUCTIONS BY CALLING STERLING
                                                                  TOLL-FREE AT 1-800-222-3232 OR LOCALLY AT
                                                                  1-704-372-8798.
                                                                     FOR FE    DERAL FUNDS WIRES, CALL STERLING BEFORE
                                                                  4:00 P.M.
                                                                     EAS    TERN TIME ON THE BUSINESS DAY BEFORE YOU SEND
                                                                     YOUR     WIRE.  IF STERLING IS NOT ADVISED OF
                                                                  YOUR ORDER
                                                                  BEF   ORE     4:00 P.M. EASTERN TIME ON THE BUSINESS DAY
                                                                  BEF   ORE     YOU SEND YOUR FEDERAL FUNDS WIRE, OR
                                                                  IF FEDERAL
                                                                  FU   NDS     ARE NOT RECEIVED THE NEXT BUSINESS DAY, YOUR
                                                                  O   RDER MAY     BE CANCELED, AND YOU COULD BE HELD LIABLE
                                                                  FOR    RESU    LTING FEES AND LOSSES.
                                                                  FOR A   CH     PAYMENTS, CALL STERLING BEFORE 4:00 P.M.
                                                                  EASTERN    TIM    E ON THE BUSINESS DAY BEFORE THE ACH
                                                                  PAYMENT IS    TO BE     DEDUCTED FROM YOUR BANK ACCOUNT.














HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
TH   E PRICE TO SELL ONE SHARE of each fund is the fund's NA    V.
   Your shares will be sold at the next NAV calculated after your order is received in proper form. Each fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time and also at 12:00 noon Eastern time for Cash Portfolio. For details on dividends, see "Dividends, Capital Gains, and Taxes" and "Transaction Details" on page __ and page __.
TO SELL SHARES IN AN ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES BY    [BANK]     WIRE, you will need to sign up for
this service in advance.
SELLING SHARES BY TELEPHONE Redemption requests may be made by an authorized finance official (or his/her agent or designee) who has completed the account application by calling Sterling toll-free at 1-800-222-3232 or locally 1-704-372-8798 before 4:00 p.m. Eastern time.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the
chart on    page     ___.
Mail your letter to the following address:
The North Carolina Capital Management Trust
c/o Sterling Capital Distributors, Inc.
One First Union Center
301 S. College Street, Suite 3200
Charlotte, NC 28202-6005
Unless otherwise instructed, the transfer agent will send a check to the record address.
SELLING SHARES BY        WIRE. If you elected to do so on your account
application, you may instruct that redemption proceeds in any amount be wired directly to your existing account in any North Carolina bank as designated on the application. You should determine that such designated institutions satisfy any legal requirements under North Carolina law prior to completing the application. You may change the designated bank account, or add additional accounts without limitation, by sending a letter of instruction to Sterling at the address shown above prior to requesting a redemption.
There is no fee imposed by the funds for wiring of redemption proceeds.
Redemption proceeds will be wired via the Federal Reserve Wire System to the bank account of record. For details on how to redeem by wire, refer to the chart on page __.
SELLING SHARES BY CHECK (CASH PORTFOLIO ONLY). If you hold shares of Cash Portfolio, you may elect on your account application to establish a special checking account with First Union, the fund's custodian, to redeem shares from your Cash Portfolio account by writing a check. Fidelity reserves the right to limit the number of checks you may write during a specified period. Once your request to establish a
checking account and a completed signature card are received    in
proper fo    rm, you will be provided with a supply of checks.
Additional supplies of checks are available upon request to Sterling. Checks will be drawn on First Union. To cover the amount of a check a sufficient number of full and fractional shares will be redeemed from your Cash Portfolio account at the next determined NAV after Sterling receives the check from First Union. YOU ARE ADVISED THAT THE USE OF THE CHECKWRITING FEATURE MAY BE LIMITED BY NORTH CAROLINA GENERAL STATUTE 159-28. PLEASE NOTE THAT CASH PORTFOLIO IS NOT PERMITTED OR AUTHORIZED TO FUNCTION AS AN "OFFICIAL DEPOSITORY" FOR ANY OF ITS SHAREHOLDERS.
The checkwriting feature enables you to receive the dividends declared on the shares to be redeemed through the day of redemption. Accordingly, check redemption is not an appropriate way to close your Cash Portfolio account. If the amount of a check is greater than the value of the shares in the account, the check will be returned to the depositor. Cash Portfolio and First Union reserve the right to suspend the checkwriting feature, and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions which are deemed by the Trustees to be adverse to the interest of shareholders.

                          ACCOUNT       SPECIAL REQUIREMENTS

PHONE                     ALL ACCOUNTS  (SMALL SOLID BULLET) YOU MAY EXCHANGE TO CASH PORTFOLIO FROM TERM
                                        PORTFOLIO, AND VICE VERSA, IF BOTH ACCOUNTS ARE
                                        REGISTERED WITH THE SAME NAME(S), AND ADDRESS.
                                        (SMALL SOLID BULLET) AN AUTHORIZED FINANCE OFFICIAL (OR HIS/HER AGENT OR
                                        DESIGNEE) WHO HAS COMPLETED THE ACCOUNT APPLICATION
                                        MAY CALL STERLING TOLL-FREE AT 1-800-222-3232 OR
                                        LOCALLY AT 1-704-372-8798 BEFORE 4:00 P.M. EASTERN
                                        TIME.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)            ALL ACCOUNTS  THE LETTER OF INSTRUCTION MUST BE SIGNED BY AN AUTHORIZED
                                        FINANCE OFFICIAL (OR HIS/HER AGENT OR DESIGNEE) WHO HAS
                                        COMPLETED THE ACCOUNT APPLICATION.

WIRE (WIRE_GRAPHIC)       ALL ACCOUNTS  (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE FEATURE BEFORE USING IT.
                                        TO VERIFY THAT IT IS IN PLACE, CALL STERLING TOLL-FREE AT
                                        1-800-222-3232 OR LOCALLY AT 1-704-372-8798.
                                        (SMALL SOLID BULLET) F   OR F    EDERAL FUNDS WIRES, YOUR REDEMPTION REQUEST MUST
                                           BE RE    CEIVED BY STERLING BEFORE 12:00 NOON EASTERN TIME
                                           FOR     CASH PORTFOLIO FOR MONEY TO BE WIRED ON THE SAME
                                        BU   SINE    SS DAY, OR BEFORE 4:00 P.M. EASTERN TIME FOR CASH
                                        PO   RTFOLIO     OR TERM PORTFOLIO FOR MONEY TO BE WIRED ON THE
                                        N   EXT     BUSINESS DAY.
                                        (SMALL SOLID BULLET) F   OR ACH PAYMENTS, YOUR REDEMPTION REQUEST MUST BE
                                           RECEIVED BY STERLING BEFORE 4:00 P.M. EASTERN TIME FOR
                                           PAYMENT TO BE RECEIVED BY YOUR BANK ON THE NEXT
                                           BUSINESS     DAY.

CHECK (CHECK_GRAPHIC)     CASH PORTFOLIO
                          ACCOUNTS      (SMALL SOLID BULLET) ALL ACCOUNT OWNERS MUST SIGN A SIGNATURE CARD TO
                                        RECEIVE A CHECKBOOK.


INVESTOR SERVICES
Fidelity and Sterling provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798 if you need additional copies of financial reports, prospectuses or historical account information.
SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts. You may be required to enter into a separate agreement with Fidelity. Charges for these services, if any, will be determined based on the level of services to be rendered.
ARBITRAGE REPORTING SERVICES. Special reporting is available for state and local entities that require rebate calculations for the invested proceeds of their issued tax-exempt obligations pursuant to the Tax Reform Act of 1986. Sterling, FMR, their affiliates and the funds do not assume responsibility for the accuracy of the services provided. Please call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798 for more information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your shares of Cash Portfolio and buy
shares of Term Portfolio, and vice versa, by t   elephon    e or in
writing.
Note that exchanges out of a fund may have tax and/or accounting consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see
"Exchange Restrictions," p   age _    _.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
   Term Portfolio distributes substantially all of its net investment income and capital gains to shareholders each year. For Term Portfolio, income dividends are declared daily and paid monthly.
Capital gains are normally distributed in D    ecember.
C   ash Por    tfolio distributes substantially all of its net
investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. For Term Portfolio, you will be sent a check for your dividend and capital gain distributions. For Cash Portfolio, you will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the
NAV as of the date    a fun    d deducts the distribution from its
NA    V. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider the tax consequences, if any, of your investment in a fund.
It is anticipated that most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any political subdivision thereof. The receipt of revenue from each fund for the benefit of a political subdivision investing in a fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with such requirements.
Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital
gains are distributed as    dividends and taxed as ordinary income;
capital gain distr    ibutions, if any, are taxed as long-term capital
gains.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a transaction statement monthly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains. "BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution that may be taxable to you.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPE   N FOR BUSINESS each day that each of the Federal
Reserve B    ank of Richmond (Richmond Fed), First Union    (th    e
funds' custodian), and the New York Stock Exchange (NYSE) are open, unless following such schedule would cause the funds to be closed for two consecutive business days, in which case, each fund will be open for business and its NAV will be calculated each day that the Richmond Fed and First Union are open for business.
The following holiday closings have been scheduled for 1   998:
New Year's Day, Martin Luther King's Birthday, President's    Day,
Good Friday, Memorial Day, Independence Day (o    bserved), Labor Day,
Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Richmond Fed, First Union, or the NYSE may modify its holiday schedule at any time. On any day that the Richmond Fed, First Union, or the NYSE closes early, or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the Richmond Fed, First Union, or the NYSE is closed, each fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
For Cash Portfolio, assets are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the money market fund maintain a stable $1.00 share price. For Term Portfolio, assets are valued on the basis of information furnished by a pricing service or market quotations, if available, or by another method that the Board of Trustees believes accurately reflects fair value. For Term Portfolio, short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you may be asked to certify that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR ELECTRONICALLY.
Fidelity and Sterling will not be respon    sible for    any
    losses resulting from unauthorized transactions if they follow
reasonable s   ec    urity procedures designed to verify the identity
of the    inv    estor. Sterling may request certain information for
verification purposes, and Sterling records all telephone calls for
your protection.    [For transactions conducted through the Internet,
Fidelity recommends the use of an Internet browser with 128-bit
encryption.] You should verify the accuracy of     your confirmation
statements immediately after y   ou receive t    hem. If you do not
want the ability to redeem and exchange by telephone, please call Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798 for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH STERLING BY PHONE (for example, during periods of unusual market activity), consider placing your order by sending a facsimile to 1-704-372-2962 or telegram to Sterling.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Sterling in advance of transactions in excess of $5 million.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) Cash Portfolio reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees Cash Portfolio or the transfer agent has incurred.
(small solid bullet) For C   ash Portfolio, shares purchased in
connection with a non-AC    H order that is received in proper form
before 12:00 noo   n Eastern time will earn the dividend declared for
that da    y;    shares purchased in connection with a non-ACH order
that is received in proper form between 12:00 noon and 4:00     p.m.
Eastern time will begin to earn dividends the following business day.
(small solid bullet) For Cash Portfoli   o, shares purchased in
connection with an ACH order t    hat is received in proper form
before 4:00 p.m.    Eastern time will begin to earn dividends the
following     business day.
(small solid bullet) For Term Portfoli   o, purchase orders
    received in proper form by Sterling before 4:00 p.m.    Eastern
time will begin to earn dividends the following     business day.
(small solid bullet) For Term Portfol   io, shares purchased in
connection with an order that is received in proper form before 4:00
p.m. Eastern time will begin to earn dividends the followi    ng
business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received i   n proper
form. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) For    Cash Portfolio, shares redeemed in
connection with a non-    ACH order that is received in proper form
before 12:00 noo   n Eastern time will not earn that day's dividend;
shares re    deemed in connection with a non-ACH order tha   t is
received in proper form between 12:00 noon and 4:00    p.m.
Eastern time will earn that day's dividend.
(small solid bullet) For    Cash Portfolio, shares redeemed in
connection with an ACH order that is received in proper form before
4:00 p.m. E    astern time will earn that day's dividend.
(small solid bullet) For    Term Portfolio, shares redeemed in
connection with an order that is received in proper form before 4:00
p.m. Eastern     time will earn that day's dividend.
(small solid bullet) For Term Portfolio, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares of Cash Portfolio by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays),
when trading on the NYSE is restricted, or as permi    tted by the
SEC.

(small solid bullet)    You will not receive interest on amounts
represented by uncashed redemption checks.

THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of Cash Portfolio for shares of Term Portfolio, and vice versa.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798 before 4:00 p.m. Eastern time.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at the NAV next determined on the business day on which your order is
received in    proper form. You should note that, under certain
circumst    ances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name and address.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) You begin to earn dividends in the acquired fund
on the business day following receipt    in proper form     of the
exchange request.
(small solid bullet) When exchanging from Cash Portfolio to Term Portfolio, you will purchase shares of Term Portfolio on the day your
exchange request is received    in proper fo    rm by Sterling, and
you will receive the NAV next determined that day for Term Portfolio. You will redeem shares of Cash Portfolio at the NAV determined at that time to pay for the purchase of Term Portfolio shares. You will receive the income dividend declared by Cash Portfolio on the business
day the exchange request is accepted    by Ste    rling and will
receive the income dividend declared by Term Portfolio on the following business day. However, if your exchange request is received
i   n proper fo    rm by Sterling on a Friday or prior to a holiday,
you will continue to earn dividends from Cash Portfolio until the next business day.
(small solid bullet) When exchanging from Term Portfolio to Cash Portfolio, shares of Term Portfolio will earn dividends through the date of redemption; however, exchange orders from Term Portfolio
   received in proper form by Sterling     on a Friday or prior to a
holiday will continue to earn dividends until the next business day. (small solid bullet) Exchanges may have tax and/or accounting consequences for you.
(small solid bullet) Currently, there is no limit on the number of
exchanges out of     a     fund.
(small solid bullet) Because excessive trading can hurt fund
performance and shareholders,    each f    und reserves the right to
temporarily or permanently terminate the exchange privilege.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied
upon as having been authorized by the funds or F   DC or S    terling.
This Prospectus and the related SAI do not constitute an offer by the
funds or by FD   C or Ste    rling to sell or to buy shares of the
funds to any person to whom it is unlawful to make such offer.

The North Carolina Capital Management Trust:
Cash Portfolio and Term Portfolio
Cross Reference Sheet
Form N-1A Item Number
Part B     Statement of Additional Information Caption
10a,b      Cover Page
11         Cover Page
12         *
13a,b,c    Investment Policies and Limitations
d          Portfolio Transactions
14a,b,c    Trustees and Officers
15a,b      Description of the Trust
c          Trustees and Officers
16a(i)     FMR
a(ii)      Trustees and Officers
a(iii),b,c Management Contracts
d,e        *
f          Distribution and Service Plans
g          *
h          Description of the Trust
i          Contracts with FMR Affiliates
17a        Portfolio Transactions
b          Portfolio Transactions
c          Portfolio Transactions
d,e        *
18a        Description of the Trust
b          *
19a        Additional Purchase, Exchange and Redemption Information
b          Valuation
c          *
20         Distributions and Taxes
21a(i,ii)  Contracts with FMR Affiliates
a(iii),b,c *
22a        Performance
b          Performance
23         Financial Statements
* Not applicable
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST:
CASH PORTFOLIO
TERM PORTFOLIO
   STATE    MENT OF ADDITIONAL INFORMATION
August 18, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus
   (da    ted August 18, 1998). Please retain this document for future reference. To obtain a free additional copy of the Prospectus and Annual Report, please call Sterling Capital Distributors, Inc. in Charlotte, North Carolina at the appropriate number listed below:
 Toll-free         1-800-222-3232
 or locally        1-704-372-8798
TABLE OF CONTENTS                                         PAGE



INVESTMENT POLICIES AND LIMITATIONS                       S-20

PORTFOLIO TRANSACTIONS

VALUATION                                                 S-24

PERFORMANCE                                               S-   25

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION  S-   28

DISTRIBUTIONS AND TAXES                                   S-   28

FMR                                                       S-   29

TRUSTEES AND OFFICERS                                     S-   29

MANAGEMENT CONTRACTS                                      S-   30

DISTRIBUTION AND SERVICE PLANS                            S-   31

CONTRACTS WITH FMR AFFILIATES                             S-   31

DESCRIPTION OF THE TRUST

FINANCIAL STATEMENTS                                      S-   32

APPENDIX                                                  S-   32

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
   Fidelity I    nvestments Money Management, Inc. (FIMM)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
DISTRIBUTION AND SERVICE AGENT
Sterling Capital Distributors, Inc. (Sterling)
CUSTODIAN
First Union National Bank of North Carolina (First Union)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)

NC   -ptb    -0898
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation
will be determined immediately after and as a result of    th    e
fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies
with    th    e fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of a fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF CASH PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided, however, that in the case of certificates of deposit and bankers' acceptances up to 25% of the fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation;
(2) pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with limitation (5) below;
(3) make short sales of securities;
(4) purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities);
(5) borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding.);
(6) act as an underwriter (except as it may be deemed such in a sale of restricted securities);
(7) knowingly purchase a security which is subject to legal or contractual restrictions on resale or for which there is no readily available market quotation or engage in a "qualified repurchase agreement" maturing in more than seven days with respect to any security, if, as a result, more than 10% of the fund's total assets (taken at current value) would be invested in such securities (investments in instruments of smaller banks which are not readily marketable will be considered to be within this 10% limitation);
(8) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy;
(9) buy or sell real estate;
(10) buy or sell commodities, or commodity (futures) contracts;
(11) make loans to other persons, except (i) by the purchase of debt obligations in which the fund is authorized to invest in accordance with its investment objective, and (ii) by engaging in "qualified repurchase agreements." In addition, the fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalent collateral to the fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33 1/3% of the total assets of the fund;
(12) purchase the securities of other investment companies or investment trusts;
(13) purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation;
(14) invest in oil, gas, or other mineral exploration or development programs;
(15) purchase or retain the securities of any issuer, any of whose officers, directors, or securityholders is a Trustee, director, or officer of the fund or of its investment adviser, if or so long as the Trustees, directors, and officers of the fund and of its investment adviser together own beneficially more than 5% of any class of securities of such issuer;
(16) write or purchase any put or call option; or
(17) invest in companies for the purpose of exercising control or management.
Investment limitation (5) is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
 (I) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that, with respect to certificates of deposit and bankers' acceptances, the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
 (II) The fund does not currently intend to engage in securities lending and will do so only when the Trustees determine that it is advisable and appropriate.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .

INVESTMENT LIMITATIONS OF TERM PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result: (a) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that up to 25% of its total assets may be invested without regard to such 5% limitation; or
(b) the fund would hold more than 10% of the voting securities of any issuer;
(2) pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by limitation (5) below, it may pledge securities having a market value at the time of pledge not exceeding 33 1/3% of the value of the fund's total assets;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 33 1/3% of the value of the fund's total assets at the time of borrowing; if at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation (the fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding);
(6) underwrite any issue of securities, except to the extent that the purchase of bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting;
(7) knowingly purchase or otherwise acquire any securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market or engage in any repurchase agreements which mature in more than seven days if, as a result, more than 10% of the value of its net assets would be invested in all such securities;
(8) purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result: more than 25% of total fund assets would be invested in any one industry;
(9) purchase or sell real estate, but this shall not prevent the fund from investing in bonds or other obligations secured by real estate or interests therein;
(10) purchase or sell commodities or commodity contracts;
(11) make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, and (ii) by engaging in repurchase agreements and loan transactions with respect to such debt obligations if, as a result thereof, not more than 33 1/3% of the fund's total assets (taken at current value) would be subject to loan transactions;
(12) write or purchase any put or call options or any combinations thereof;
(13) purchase the securities of other investment companies or investment trusts; or
(14) invest in oil, gas or other mineral exploration or development programs.
Investment limitation (5) is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
 (I) The fund does not currently intend to engage in securities lending and will do so only when the Trustees determine that it is advisable and appropriate.
 (II) The fund does not currently intend to borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).
Investment limitation (ii) is construed in conformity with the 1940 Act; accordingly, "three days" means three business days, exclusive of Sundays and holidays.
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency
transaction   s;     and short-term borrowings. In accordance with
exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
RESTRICTION: A fund may invest in asset-backed securities as permitted pursuant to North Carolina General Statute 159-30 (the Statute) and 20 North Carolina Administrative Code 3.0703 (the Code).
DELAYED-DELIVERY TRANSACTIONS.    Securities may be bought and sold on
a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. Term Portfolio may receive fees or price concessions for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, th   e
purchase    r assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security
will not be issued as anticipated.    Beca    use payment for the
securities is not required until the delivery date, these r   isks
    are in addition to the risks associated with a fund's investments.
If a fund remains substan   tially fully invested at a time when
delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
A fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by    FMR t    o be illiquid include
repurchase agreements not entitling the holder to repayment of
principal and    payme    nt of interest within seven days. Also, FMR
may determine some government-stripped fixed-rate mortgage-backed securities, restricted securities and time deposits to be illiquid.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. For Cash Portfolio, illiquid investments are valued by this method for purposes of monitoring amortized cost valuation.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
   Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for
mon    ey market funds. For example, put features can be used to
modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MORTGAGE-BACKED SECURITIES    are issued by government and
non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the
holder of the "interest-only" se    curity (IO) receives interest
payments from the same underlying mortgage.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the
investor, causing it to be invested subsequently at a lower    current
interest rate. Alternatively, in a rising interest rate environment, mortgage-backed security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage-backed securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-backed securities.
RESTRICTION: A fund may invest in mortgage-backed securities as permitted pursuant to North Carolina General Statute 159-30 (the Statute) and 20 North Carolina Administrative Code 3.0703 (the Code). PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (CASH PORTFOLIO ONLY). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The    taxabl    e fund may not invest more than 5% of its total
assets in second tier securities. In addition, the taxable fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature.
RESTRICTION: Cash Portfolio may invest in securities as permitted
pursuant to    North Carolina General Statute 159-30 (the Statute) and
20 North Carolina Administrative Code 3.0703 (the Code).
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security.
   As protection against     the risk that the original seller will
not fulfill its obligation, the securities are held in a sep   arate
acco    unt at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy
proceed   ings)    , as set forth in North Carolina General Statute
159-30(c), the funds    will engage i    n repurchase agreement
transactions with a broker or dealer that is a dealer recognized as a primary dealer by the Federal Reserve Bank, or any commercial bank, trust company or national banking association, the deposits of which are insured by the Federal Deposit Insurance Corporation (FDIC) or any successor thereof.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, Cash Portfolio anticipates holding restricted securities to maturity or selling them in an exempt transaction.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation
of the credit of a bank or    other     entity in determining whether
to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured with put
features that permit holders to demand payment of the unpaid principal
balance plus accrued interest from the i    ssuers or certain
financial inter   med    iaries.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a
fund's dividend,    a portion of the difference between a zero coupon
bond's purchase price and its face value is considered income. PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security
and its     price and, to a lesser extent, on the overall quality of
execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a fund     may be useful to FMR in rendering
investment management services to    that fun    d or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a fund    . The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws, a
fu    nd may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a fun    d to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to
t   h    at fund or its other clients. In reaching this determination,
FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage
Services J   apan     LLC (FBSJ), indirect subsidiaries of FMR Corp.,
if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar
services.    Prior to December 9, 1997, FMR used research services
provided by and placed agency transactions with Fidelity Brokerage
Services (F    BS), an indirect subsidiary of FMR Corp.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's
expenses. The     transaction quality must, however, be comparable to
those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The    Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio
transactio    ns on behalf  of the fund and review the commissions
paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   Fo    r the fiscal periods ended June 30, 1997 and 1998, the
portfolio turnover rates were ___% and ___%, respectively for Term
Portfolio.    B    ecause a high turnover rate increases transaction
costs and may increase taxable gains, FMR carefully weighs the
antici   p    ated benefits of short-term investing against these
consequences. [Variations in turnover rate may be due to a fluctuating
volume of    s    hareholder purchase and redemption orders, market
conditions, or changes in FMR's investment outlook.]
[The following tables show the brokerage commissions paid by the
funds. Significant changes in brokerage commissions paid by a    fund
from year to year may result from changing asset levels throughout the year.] A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal years ended June 1998, 1997, and 1996, the funds paid no brokerage commissions.]

[   T    he following table shows the total amount of brokerage
commissions paid by each fund.
                       FISCAL  TOTAL
                       YEAR    AMOUNT PAID
                       ENDED

   CA    SH PORTFOLIO  JUNE

1   99    8                      $

   TE    RM PORTFOLIO

   19    98

   [Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC [and/,] FBS] [and FBSJ], as applicable,] for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC [[and/,] FBS] [and FBSJ]] for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1998. [NFSC [[[,/and] FBS,] [and
    FBSJ]] [is/are] paid on a commission basis].]

                                                 T    OTAL AMOUNT PAID

                          FI    SCAL  TO NFSC                           [TO FBS]  [TO FBSJ]
                       YEAR
                       ENDED

   C    ASH PORTFOLIO  JUNE

   1    998                            $                                 [$ ]      [$ ]

   TE    RM PORTFOLIO

   19    98                                                              [ ]       [ ]



                          FISCAL       % OF          % OF          [% OF        [% OF         [% OF        [% OF
                          YEAR         AGGREGATE     AGGREGATE      AGGREGATE   AGGREGATE     AGGREGATE    AGGREGATE
                          ENDED        COMMISSIONS   DOLLAR        COMMISSIONS  DOLLAR        COMMISSIONS  DOLLAR
                              1998     PAID TO       AMOUNT OF     PAID TO      AMOUNT OF     PAID TO      AMOUNT OF
                                       NFSC          TRANSACTIONS  FBS]         TRANSACTIONS  FBSJ]        TRANSACTIONS
                                                     EFFECTED                   EFFECTED                   EFFECTED
                                                     THROUGH                    THROUGH                    THROUGH
                                                     NFSC                       FBS]                       FBSJ]

   C    ASH PORTFOLIO  JUNE             %             %            [ %]         [ %]          [ %]         [ %]

   TE    RM PORTFOLIO  JUNE             %             %            [ %]         [ %]          [ %]         [ %]


[   (dagger)     The difference between the percentage of aggregate
brokerage commissions paid to, and the percentage of the aggregate
dollar    am    ount of transactions effected through, [[NFSC] [,/and]
[FBS] [and FBSJ]] is a result of the low commission rates charged by
[[   NF    SC] [,/and] [FBS] [and FBSJ]].]
   [Th    e following table shows the dollar amount of brokerage
commissions paid to firms that provided research services and the
   a    pproximate dollar amount of the transactions involved for the fiscal year ended 1998].

                          FIS    CAL YEAR  $ AMOUNT OF           $ AMOUNT OF
                       ENDED    199    8   COMMISSIONS PAID TO    BROKERAGE
                                           FIRMS                  TRANSACTIONS
                                           THAT PROVIDED          INVOLVED*
                                           RESEARCH SERVICES*

   C    ASH PORTFOLIO  JUNE                 $                     $

T   ERM     PORTFOLIO  JUNE


   [*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]
   [For the fiscal year ended June 30, 1998 the funds paid no brokerage commissions to firms that provided research services.]
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
For Cash Portfolio, Fidelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) at 12:00 noon and 4:00 p.m. Eastern time. For Term Portfolio, FSC normally determines the fund's NAV as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of these times for the purpose of computing each fund's NAV.
   TERM PORTFOLIO. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
   Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
   Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would
more acc    urately reflect the fair market value of such securities.
CASH PORTFOLIO. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and
M   atu    rity" on page ___.
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
   A fund     may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of Term
Portfolio, the yield of Term Portfolio and C   ash     Portfolio, and
total return fluctuate in response to market conditions and other factors, and the value of Term Portfolio's shares when redeemed may be more or less than their original cost.
YIELD CALCULATION   S (    CASH PORTFOLIO). To compute the yield for
Cash Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. Cash Portfolio also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, Cash
   Po    rtfolio may quote yields in advertising based on any
historical seven-day period. Yields for Cash Portfolio fund are
calculated on the    same basis as ot    her money market funds, as
required by applicable regulation.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
       YIELD CALCULATIONS (TERM PORTFOLIO).    Yields for the fund are
computed by dividing the fund's interest and income for a given 30-day
o r one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing
this    figure by the fund's NAV or offering price, as applicable at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage
rate.         Income is calculated for purposes of yield quotations in
accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation.
   Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling,
t    he inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
Term Portfolio also may quote its distribution rate, which expresses the historical amount of income dividends paid by Term Portfolio as a percentage of Term Portfolio's share price. The distribution rate is calculated by dividing Term Portfolio's daily dividend per share by its share price for each day in the 30-day period, averaging the resulting percentages, and then expressing the average rate in annualized terms.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using Term Portfolio's net asset
values, adjusted net asset values, and benchmark indices may    be
used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its
return. Unless ot    herwise indicated, the fund's adjusted NAVs are
not adjusted for sales charges, if any.
       CALCULATING HISTORICAL CASH PORTFOLIO RESULTS.    The following
tables show performance for the fund calculated including certain fund expenses.
       CALCULATING HISTORICAL TERM PORTFOLIO RESULTS.    The following
tables show performance for the fund calculated including certain fund expenses.
       HISTORICAL CASH PORTFOLIO RESULTS.    The following table shows
the fund's 7-day yield and total return for the periods ended June 30,
1998.
       HISTORICAL TERM PORTFOLIO RESULTS.    The following tables show
the fund's yield and total return for the periods ended June 30, 1998.


                       AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS

                SEVEN-DAY       ONE   FIVE   TEN     ONE   FIVE   TEN
                YIELD           YEAR  YEARS  YEARS*  YEAR  YEARS  YEARS*



CASH PORTFOLIO   %               %     %      %       %     %      %



                     Average Annual Total Returns     Cumulative Total Returns

                Thirty-Day       One   Five   Ten     One   Five   Ten
                Yield            Year  Years  Years*  Year  Years  Years*



Term Portfolio   %                %     %      %       %     %      %


*Note: If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major
industrial companies, respectively, over the same period.    Because
each fund invests in  fixed-income securities, common stocks represent
a different type of investment from the funds. Comm    on stocks
generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended June
3   0,     1998, assuming all distributions were reinvested. Total
returns are based on past results and are not an indication of future
pe   rform    ance. Tax consequences of different investments have not
been factored into the figures below.
During the 10-year period ended June 30, 1998, a    hypoth    etical
$10,000 investment in Cash Portfolio would have grown to $______ .

CASH PORTFOLIO                                                INDICES

Year Ended   Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
June 30      Initial     Reinvested     Reinvested     Value                 Living
             $10,000     Dividend       Capital Gain
             Investment  Distributions  Distributions







   199    8  $           $              $              $      $        $     $

1997         $           $              $              $      $        $     $

1996         $           $              $              $      $        $     $

1995         $           $              $              $      $        $     $

1994         $           $              $              $      $        $     $

1993         $           $              $              $      $        $     $

1992         $           $              $              $      $        $     $

1991         $           $              $              $      $        $     $

1990         $           $              $              $      $        $     $

1989         $           $              $              $      $        $     $


 Explanatory Notes: With an initial investment of $10,000 in Cash
Portfolio on July    1, 1    988, the net amount invested in Cash
Portfolio shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted    to     $______. If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have am   ou    nted to $______ for
dividends. [The fund did not distribute any capital gains during the period.]
During the 10-year period ended June 30,    1998    , a hypothetical
$10,000 investment in Term Portfolio would have grown to $______ .

TERM PORTFOLIO                                                INDICES

Year Ended   Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
June 30      Initial     Reinvested     Reinvested     Value                 Living
             $10,000     Dividend       Capital Gain
             Investment  Distributions  Distributions







19   98      $           $              $              $      $        $     $

1997         $           $              $              $      $        $     $

1996         $           $              $              $      $        $     $

1995         $           $              $              $      $        $     $

1994         $           $              $              $      $        $     $

1993         $           $              $              $      $        $     $

1992         $           $              $              $      $        $     $

1991         $           $              $              $      $        $     $

1990         $           $              $              $      $        $     $

1989*        $           $              $              $      $        $     $


 Explanatory Notes: With an initial investment of $10,000 in Term
Portfolio on July    1, 1988,     the net amount invested in Term
Portfolio shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $_    _____. If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $___   __    _ for
dividends and $_______ for capital gains distributions.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do
not take sales c   harges     or trading fees into consideration, and
are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a fu    nd may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds
to    one another in appropriate categories over specific periods of time may also be quoted in advertising.  Term Portfolio may advertise
risk r    atings, including symbols or numbers, prepared by
independent rating agencies.
A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   Term Portfolio may compare its performance to that of the Lehman Brothers 1-Year Treasury Index, a one security total return index
whi    ch at the beginning of every month selects the Treasury
maturing closest to but not beyond one year from that date.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   Cash Portfolio may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT
AV    ERAGES(trademark)/[____], which is reported in IBC's MONEY FUND
REPORT(trademark), covers over ___ [name type] money market funds.
In advertising materials, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. Term Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, Term Portfolio may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate price movements    over     specific
periods of time for Term Portfolio. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.
Term Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
   As     of June 30, 1998, FMR advised over $__ billion in municipal fund assets, $__ billion in money market fund assets, $___ billion in
   eq    uity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
   In the     Prospectus, each fund has notified shareholders that it
reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from each fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government securities may
be exempt from state and local taxation.    Mortgage security paydown
gains (losses) on mortgage securities purchased by Term Portfolio on
or prior to June 8, 1997 are generally t    axable as ordinary income
and, therefore, increase (decrease) taxable dividend distributions.
CAPITAL GAIN DISTRIBUTIONS. L   ong-term capital gains earned by each
fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. Cash Portfolio may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its NAV at $1.00. Cash Portfolio does not anticipate distributing long-term capital gains.
[As of June 30,    199    8,[___] hereby designates approximately
$_______ as a capital gain dividend for the purpose of the
dividend-paid deduc   tio    n.]
[As of June 30, 1998, Cash    Po    rtfolio had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will e   xpire o    n June 30, 200_,
____, and ____ , respectively, is available to offset future capital gains.]
[As of June 30, 1998, Term    Portf    olio had a capital loss
carryforward aggregating approximately $____. This loss carryforward,
of which $___, $___, and $___will e   xpi    re on June 30, 200_,
____, and ____ , respectively, is available to offset future capital gains.]
STATE AND LOCAL TAX ISSUES. F   or mutual funds organized as business
trusts, state law provides for a pass-through of the state and local
income tax exemption afforded t    o direct owners of U.S. Government
securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of
your dividend distributions from a fund will be the same    as if you
directly owned a proportionate share of the U.S. Government securities. Because the income earned on most U.S. Government
s    ecurities is exempt from state and local income taxes, the portion of dividends from a fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar
year as well as on a fiscal year basis,    and intends to comply with
other tax rules applicable to regulated investment companies.
Each fund is treated as a separate entity from the other fund, of The North Carolina Capital Management Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all
employ    ees' fiduciary responsibilities regarding the funds,
establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with the trust, FMR, or Sterling are indicated by an asterisk (*).
*WILLIAM L. BYRNES (   7    6), PRESIDENT AND TRUSTEE, is a Director
of Fidelity International Limited and Vice Chairman, a Director and Managing Director of FMR Corp.
JOHN DAVID "J.D." FOUST    (7    0), TRUSTEE, is a financial
consultant (Robinson-Humphrey Company Inc., 1995). Prior to 1995, Mr. Foust was a financial consultant to Donaldson, Lufkin, & Jenrette Securities Corporation (1990-1995). Prior to 1990, he served as Deputy State Treasurer and Secretary of the Local Government Commission (1977-1989).
*W. OLIN NISBET III    (5    8), TRUSTEE AND VICE PRESIDENT, is
Chairman and Director of Sterling Capital and Chairman and Director of Sterling. Mr. Nisbet is a rotating director of United Asset Management Corporation (1988 and 1994) and serves as Governor of the Investment Counsel Association of America (since 1988), an Advisor of the Kitty Hawk Capital-Venture Capital Partnership (1988), and a Chairman (1997) and a Trustee of Davidson College (1987).
HELEN A. POWERS    (73    ), TRUSTEE. Prior to Ms. Powers' retirement
in April 1990, she served as Secretary of the North Carolina Department of Revenue (1985-1990). Prior to 1985 she was Senior Vice President of North Carolina National Bank (now NationsBank). She served as a member of the North Carolina Banking Commission (1981-1985). In April 1995, Ms. Powers was reappointed to serve as a member of the North Carolina Banking Commission. Ms. Powers is a trustee of Warren Wilson College (1992) and the North Carolina Community Foundation (1997), a director of Memorial Mission Medical Center (1991) and the Memorial Mission Foundation (1993), for which the New Women's Health Center in Asheville, N.C. has been designated the HELEN POWERS WOMEN'S HEALTH CENTER.
BERTRAM H. WITHAM    (79    ), TRUSTEE and CHAIRMAN OF THE BOARD, is
Chairman and Director of Preferred Lodging Systems (property management), Director and member of Executive Committee of Bill Glass Ministries, and Trustee of other funds advised by FMR. Previously, he served as a consultant (Treasurer until his retirement in 1978) to IBM Corp.
ROBERT C. POZEN    (51    ), SENIOR VICE PRESIDENT (1997), is also
President and a Director of FMR (1997); and President and a Director
of Fidelity Invest   men    ts Money Management, Inc. (1998), Fidelity
Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp. He is a Trustee of other funds advised by FMR.
J. CALVIN RIVERS, JR. (   52    ), VICE PRESIDENT (1992), is Director
and Executive Vice President of Sterling Capital and Director and President of Sterling.
FRED L. HENNING, JR. (   59),     VICE PRESIDENT (1997), is Vice
President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR.
CURTIS HOLLINGSWORTH    (4    1), VICE PRESIDENT of Term Portfolio
(1995), is an employee of FMR.
DWIGHT D. CHURCHILL    (4    4), VICE PRESIDENT of Term Portfolio
(1997), and of other funds advised by FMR; and Senior Vice President
of FMR (1997), and V   ice President of FIMM (1998). Mr. Churchill
joined Fidelity in 1993 as Vice President and Group Leader of Taxable
Fixed-Inco    me Investments.
BOYCE GREER (   4    2), VICE PRESIDENT of Cash Portfolio (1997), and
of other funds advised by FMR; and Senior Vice President of FMR
(1997), and Vice    President of FIMM (1998). Mr. Greer served as the
Leader of the Fixed-Income Group for Fidelity Management Trust
Compa    ny (1993-1995) and was Vice President and Group Leader of
Municipal Fixed-Income Investments (1996-   1    997).
ERIC D. ROITER (49), S   ECRETARY (1998), is Vice President (1998) and
General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton
(1981-1997) and s    erved as an Assistant General Counsel of the U.S.
Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (5   1    ), TREASURER (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
JOHN H. COSTELLO (   5    1), ASSISTANT TREASURER (1995), is an
employee of FMR.
LEONARD M. RUSH (   5    2), ASSISTANT TREASURER (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   40    ), ASSISTANT TREASURER of Term Portfolio
(1998) and ASSISTANT TREASURER of Cash Portfolio (1996), is Assistant Treasurer of Fidelity's Municipal Bond Funds (1996) and of Fidelity's Money Market Funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
DAVID H. POTEL (4   1    ), ASSISTANT SECRETARY, is an employee of FMR
Corp.

The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal
year ended June 30, 19   98.
Compensation Table

Trustees                    Aggregate          Aggregate          Total
                            Compensation from  Compensation from  Compensation
                            Cash Portfolio*    Term Portfolio*    from the Fund
                                                                  Complex**

William L. Byrne   s+       $ __               $ __               $ __

John David Fo   ust         $ __               $ __               $ __

W. Olin Nisbet    II    I+  $ __               $ __               $ __

Helen A. Pow   er    s      $ __               $ __               $ __

Bertram H. Witha   m        $ __               $ __               $ __


*    I    ncludes compensation paid to the Trustees by each fund. For the fiscal year ended June 30, 1998, certain of the non-interested trustees' aggregate compensation from a fund includes accrued
deferred compensation as follows: Helen A. Powers, $____ a    nd
Bertram H. Witham, $____. The Trustees do not receive any pension or retirement benefits from the funds as compensation for their services as trustees of the funds.
**    Information is for the calendar year ended December 31, 1997 for
230 funds in the Fund Complex. Mr. Witham is a Director or Trustee of four investment companies in the Fund Complex, including Cash Portfolio and Term Portfolio. Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996 by the other open-end investment companies in the Fund Complex (the "Other Open-End Funds"), Mr. Witham may receive payments from the Other Open-End Funds during his lifetime based on his basic trustee fees and length of service. The obligation of the Other Open-End Funds to make such payments is neither secured nor funded. Mr. Witham became eligible to participate in the program at the end of the calendar year in which he reached age 72. During the year ended June 30, 1998, he received $____
in payments under that retir    ement program.
+ Messrs. Byrnes and Nisbet, who are "interested persons" of Cash Portfolio and Term Portfolio, do not receive any compensation from Cash Portfolio or Term Portfolio or other investment companies in the Fund Complex for their services as Trustees, and are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Interest is accrued on amounts deferred under the Plan. A fund's obligation to make payments of amounts accrued under the Plan is a general unsecured obligation of the fund payable solely from the fund's general assets and property. Deferral of Trustees' fees in accordance with the Plan will not obligate any fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. The Plan is administered under the direction of, and may be interpreted, amended or supplemented by, the Trustees acting by majority vote (excluding any Trustee whose benefit is the subject of such vote.)
   The     Trustees and officers of each fund are not eligible
investors in the funds. As of June 30, 1998, therefore, the Trustees and officers of each fund did not own any of the outstanding shares of the funds.
   [As     of June 30, 1998, no shareholder owned of record or
beneficially 5% or more of Cash Portfolio's outstanding shares.]
   [As     of June 30, 1998, the following owned of record or
beneficially 5% or more of Term Portfolio's outstanding shares: .] MANAGEMENT CONTRACTS
FMR is manager of Cash Portfolio and Term Portfolio pursuant to management contracts dated January 22, 1996, which were approved by shareholders on December 12, 1990 and amended on January 22, 1996. MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. Under the terms of each fund's management contract, each fund is responsible for payment of all expenses other than those specifically payable by FMR. Expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders and all other expenses of proxy solicitations and shareholder meetings, legal expenses, fees of the custodian, auditor and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.
Each fund pays the following expenses: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES.    For the services of FMR under each management
contract, each fund pays FMR a monthly management fee at the annual rate of 0.350% of its average net assets through $1.0 billion; 0.320% of its average net assets in excess of $1.0 billion through $2.0
billion; and 0.290% of     its average net assets in excess of $2.0
billion, throughout the month.
The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for each fund.



Fund                                Amount of
                Fiscal Years Ended  Credits Reducing  Management Fees
                June 30             Management Fees   Paid to FMR

Cash Portfolio     19    98         $                 $*

                   19    97         $                 $*

                   1    996         $                 $*

Term Portfolio     19    98         $                 $*

                   19    97         $                 $*

                   199    6         $                 $*

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
** Prior to November 1, 1995, the management fees were based on the following schedule: 0.41% of average net assets through $100 million; 0.40% of average net assets in excess of $100 million through $200 million; 0.39% of average net assets in excess of $200 million through $800 million; and 0.38% of average net assets in excess of $800 million. Each fund's shareholders approved a revised management fee schedule on January 22, 1996, which became effective on February 1, 1996. From November 1, 1995 to February 1, 1996, FMR voluntarily implemented this revised management fee schedule, which provides for
lower management fee rates as each fund's assets increase.    After
February 1, 1996 through December 31, 1997, FMR voluntarily implemented the following revised management fee schedule: 0.365% of its average net assets through $400 million; 0.360% of its average net assets in excess of $400 million through $800 million; 0.355% of its average net assets in excess of $800 million through $1.2 billion; 0.350% of its average net assets in excess of $1.2 billion through $1.6 billion; 0.340% of its average net assets in excess of $1.6
billion through $2.0 billion; and 0.330% of its average net     assets
in excess of $2.0 billion.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
SUB-ADVISER. On behalf of Cash Portf   olio, FMR has entered into a
sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for providing portfolio investment management services to the fund. Previously, FMR Texas Inc. (FMR Texas) had primary
responsibility for providing     investment management services to
Cash Portfolio.  On January 23, 1998, FMR Texas was merged into FIMM,
which succeed   ed to th    e operations of FMR Texas.
Under the terms of the sub-advisory agreement, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management
contract with Cash Portfolio. Th   e fees paid to FIMM are not reduced
by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   On     behalf of Cash Portfolio, for the fiscal years ended June
30, 1998, 1997, and 1996, FMR paid FMR Texas fees of $________,
   $_    ________ and $________, respectively.  On behalf of Cash
Portfolio, for the fiscal years ended June 30 1998, FMR    pa    id
FIMM fees of $________.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue to compensate FDC for services in connection with the distribution of shares, including payments made to third parties that assist in selling shares of the fund, or to third parties that render shareholder support services.
   Pursuant to the Plans, FMR, from its management fee, pays Sterling, through FDC, a monthly distribution fee at an annual rate according to the following schedule: 0.150% of average net assets through $1.0 billion; 0.150% of average net assets in excess of $1.0 billion
thro    ugh $2.0 billion; and 0.140% or average net assets in excess of $2.0 billion.
   Prior to January 1, 1998, FMR, from its management fee, paid Sterling, through FDC, a monthly distribution fee at an annual rate according to the following schedule: 0.160% of average net assets through $1.6 billion; 0.155% of average net assets in excess of $1.6
billion through $2.0 billi    on; and 0.150% of average net assets in
excess of $2.0 billion.
   For th    e fiscal year ended June 30, 1998, FMR paid Sterling,
through FDC, $____ on behalf of Cash Portfolio and $____ on behalf of Term Portfolio.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans for Cash Portfolio and Term Portfolio were approved by shareholders of each fund on December 12, 1990 and amended on January 22, 1996.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each fund.
   F    or providing transfer agency services, FIIOC receives an
asset-based fee paid monthly with respect to each account in the fund.
FIIOC    pay    s out-of-pocket expenses associated with providing
transfer agent services. In addition, FIIOC bears the expense of
type   setting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC
ca    lculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout
the     month.
   For Cash Portfolio and Term Portfolio, FMR bears the cost of transfer agency, dividend disbursing, and shareholder services, pricing and bookkeeping services, and administration of the securities lending program, as applicable, under the terms of its management
con    tract with each fund.
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
FDC in turn has entered into a distribution and service agent agreement with Sterling, a wholly-owned subsidiary of Sterling Capital Management Company (Sterling Capital), headquartered in Charlotte, NC, which is an affiliate of United Asset Management Corporation, Boston, MA. Under the terms of the agreement, Sterling has assumed from FDC primary responsibility for the distribution of each fund's shares. DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Cash Portfolio and Term Portfolio are funds of The North Carolina Capital Management Trust, an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust, dated April 26, 1982, and amended and restated on November 1, 1987. Currently, Cash Portfolio and Term Portfolio are the only funds of the trust. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the trust or the fund. If not so terminated, the trust and the funds will continue indefinitely.
CUSTODIAN. First Union National Bank of North Carolina, Two First Union Center, Charlotte, North Carolina, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. _____   ___    _., serves as the trust's independent
accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended June 30,    1998, a    nd report of the auditor, are
included in the funds' Annual Report, which is attached to the funds' prospectus. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Sterling toll-free at 1-800-222-3232 or locally at 1-704-372-8798, One First Union Square, Charlotte, NC 28202.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment. DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL OBLIGATIONS
Moody's ratings for short-term municipal obligations will be designated Moody's Investment Grade ("MIG"). A two-component rating is assigned to variable rate demand obligations. The first component represents an evaluation of the degree of risk associated with scheduled principal repayment and interest payments and is designated by a long-term rating, e.g., "Aaa" or "A." The second component represents an evaluation of the degree of risk associated with the demand feature and is designated "VMIG."
MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES
Municipal notes maturing in three years or less will likely receive a "note" rating symbol. Notes that have a put option or demand feature are assigned a dual rating. The first rating addresses the likelihood of repayment of principal and payment of interest due and for short-term obligations is designated by a note rating symbol. The second rating addresses only the demand feature, and is designated by a commercial paper rating symbol, e.g., "A-1" or "A-2."
SP-1 - Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
Moody's ratings for long-term municipal obligations fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Those bonds within the Aa through B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbol "1."
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL DEBT
Municipal debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA through CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) Financial Statements and Financial Highlights for The North Carolina Capital Management Trust, on behalf of Cash Portfolio and Term Portfolio, for the fiscal year ended June 30, 1998 will be filed by subsequent amendment.
 (b) Exhibits:
  (1) Amended and Restated Declaration of Trust dated November 1, 1987, was electronically filed and is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28.
   (a) Supplement to the Declaration of Trust, dated October 18, 1993,
was electronically filed    and is incorporated herein by reference as
Exhibit 1(a) to Post-Effective Amendment No.    28.
  (2) By-Laws of the Trust were electronically filed and are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 28.
  (3) Not applicable.
  (4) Not applicable.
  (5) (a) Management Contract between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Management & Research Company, dated January 22, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 33.
   (b) Management Contract between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Management & Research Company, dated January 22, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 33.
   (c) Sub-Advisory Agreement between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Cash Portfolio dated January 1, 1991 was electronically filed and is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 28.
(6) (a) General Distribution Agreement between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation dated April 30, 1997 was electronically filed and is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 36.
(b) General Distribution Agreement between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation dated April 30, 1997 was electronically filed and is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 36.
  (7) Non-interested Trustees' Deferred Compensation Plan dated June 15, 1992 for The North Carolina Cash Management Trust (currently known as The North Carolina Capital Management Trust) was electronically filed and is incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 36.
  (8) (a) Custodian Agreement, Appendix A, Appendix B, and Appendix C between Registrant and First Union National Bank of North Carolina dated December 6, 1991 was electronically filed and is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 30.
   (b) Subcustodian Agreement, Appendix A, Appendix B, and Appendix C between First Union National Bank of North Carolina and The Bank of New York on behalf of the Registrant dated December 6, 1991 was electronically filed and is incorporated herein by reference to
Exhibit 8(b) of Post-Effective Amendment No. 33.
   (c) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (d) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (e) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (f) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (g) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (h) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (9) Not applicable.
  (10) Not applicable.
  (11) Not applicable.
  (12) Not applicable.
  (13) Not applicable.
  (14) Not applicable.
  (15) (a) Distribution and Service Plan between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation dated January 22, 1996 was electronically filed and is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 33.
   (b) Distribution and Service Plan between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation dated January 22, 1996 was electronically filed and is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 33.
   (c) Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Sterling Capital Distributors, Inc., on behalf of Term Portfolio, dated January 22, 1996 was electronically filed and is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 33.
   (d) Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Sterling Capital Distributors, Inc., on behalf of Cash Portfolio, dated January 22, 1996 was electronically filed and is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 33.
   (e) Amendment to Distribution and Service Plan between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 36.
   (f) Amendment to Distribution and Service Plan between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 36.
   (g) Amendment to Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Sterling Capital Distributors, Inc., on behalf of Term Portfolio, was electronically filed and is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 36.
   (h) Amendment to Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Sterling Capital Distributors, Inc., on behalf of Cash Portfolio, was electronically filed and is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 36.
(16) (a) Schedule and data points for 7-day yield for Cash Portfolio were electronically filed and are incorporated herein by reference to
Exhibit 16(a) of Post-Effective Amendment No. 31.
(b) Schedule and data points for 30-day yield for Term Portfolio were electronically filed and are incorporated herein by reference to
Exhibit 16(b) of Post-Effective Amendment No. 30.
(c) Schedule and data points for total return for Term Portfolio were electronically filed and are incorporated herein by reference to
Exhibit 16(c) of Post-Effective Amendment No. 30.
(d) Schedule and data points for adjusted NAV for Term Portfolio were electronically filed and are incorporated herein by reference to
Exhibit 16(d) of Post-Effective Amendment No. 30.
  (17) Financial Data Schedules will be filed by subsequent amendment.
Item 25.  Persons Controlled by or under Common Control with
Registrant
 The Board of Trustees of Registrant is a separate entity from the Board of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. The officers of these funds are elected separately and are substantially different. The Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
  Title of Class:  Shares of Beneficial Interest as of April 30, 1998
 Name of Series     Number of Record Holders
 Cash Portfolio     1,334
 Term Portfolio     64


Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., FIMM, FMR
                           U.K., and FMR FAR EAST; Chairman of the Executive
                           Committee of FMR; Director of Fidelity Investments
                           Japan Limited; President and Trustee of funds advised
                           by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR FAR EAST;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



Marta Amieva               Vice President of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR FAR EAST.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           FAR EAST; Treasurer of FMR Corp.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., and FMR FAR EAST; Secretary of FIMM.



Robert Gervis              Vice President of FMR.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant             Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR.



Bart A. Grenier            Vice President of High-Income Funds advised by
                           FMR;Vice President of FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Richard Hazelwood          Vice President of FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



John R. Hickling           Vice President of FMR and of a fund advised by FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Curt Hollingsworth         Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Robert A. Lawrence         Senior Vice President of FMR and Vice President of
                           Fidelity Real Estate High Income and Fidelity Real
                           Estate High income II funds advised by FMR; Associate
                           Director and Senior Vice President of Equity funds
                           advised by FMR; Previously, Vice President of High
                           Income funds advised by FMR.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin        Vice President of FMR.



Neal P. Miller             Vice President of FMR.



David L. Murphy            Vice President of FMR and of funds advised by FMR.



Scott A. Orr               Vice President of FMR and of funds advised by FMR.



Jacques Perold             Vice President of FMR.



Anne Punzak                Vice President of FMR.



Kevin A. Richardson        Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Mark S. Rzepczynski        Vice President of FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Cynthia L. Strauss         Vice President of FMR.



Thomas Sweeney             Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.





(2)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d  Chairman of the Board and Director of FIMM,
                      FMR, FMR Corp., FMR FAR EAST, and FMR
                      U.K.; Chairman of the Executive Committee of
                      FMR; President and Chief Executive Officer of FMR Corp.; Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR FAR EAST; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Robert H. Auld        Vice President of FIMM.



Dwight D. Churchill   Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Bond Funds
                      advised by FMR.



Brian Clancy          Treasurer of FIMM, FMR FAR EAST, FMR
                      U.K., and FMR and Vice President of FMR.



Robert K. Duby        Vice President of FIMM and of funds advised by
                      FMR.



Jay Freedman          Secretary of FIMM; Clerk of FMR U.K., FMR
                      FAR EAST, and FMR Corp.; Assistant Clerk of
                      FMR.

Robert Litterst       Vice President of FIMM and of funds advised by
                      FMR.



Thomas D. Maher       Vice President of FIMM and Assistant Vice
                      President of Money Market funds advised by FMR.



Stephen G. Manning    Assistant Treasurer of FIMM, FMR U.K., FMR
                      FAR EAST, and FMR; Treasurer of FMR Corp.



Scott A. Orr          Vice President of FIMM and of funds advised by
                      FMR.



Burnell R. Stehman    Vice President of FIMM and of funds advised by
                      FMR.



John J. Todd          Vice President of FIMM and of funds advised by
                      FMR.




Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     With Underwriter          With Registrant

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30.  Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the Portfolios' custodian, First Union National Bank, Charlotte, North Carolina.
Item 31.  Management Services
 Not applicable.


Item 32.  Undertakings
 The Registrant, on behalf of Cash Portfolio and Term Portfolio, undertakes to deliver to each person who has received the prospectus or annual or semiannual financial report for a fund in an electronic format, upon his or her request and without charge, a paper copy of the prospectus or annual or semiannual report for the fund.
 SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of June, 1998.
 THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
 By /s/ William L. Byrnes+
  William L. Byrnes, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
(Signature)               (Title)      (Date)


/s/ Richard A. Silver     Treasurer    June 8, 1998
 Richard A. Silver


/s/ William L. Byrnes*    Trustee      June 8, 1998
 William L. Byrnes


/s/ John David Foust_*    Trustee      June 8, 1998
 John David Foust


/s/ W. Olin Nisbet III_*  Trustee      June 8, 1998
 W. Olin Nisbet III


/s/ Helen A. Powers**     Trustee      June 8, 1998
 Helen A. Powers


/s/ Bertram H. Witham_*   Trustee      June 8, 1998
 Bertram H. Witham


+ Signature affixed by Eric D. Roiter pursuant to a power of attorney dated April 24, 1998 and filed herewith.
* Signatures affixed by Robert C. Hacker pursuant to a power of attorney dated April 17, 1991 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated July 17, 1991 and filed herewith.


POWER OF ATTORNEY
 I, the undersigned President of The North Carolina Capital Management
Trust: Cash Portfolio and Term Portfolio (collectively, the "Trust"), hereby constitute and appoint Eric D. Roiter my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Trust on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 24, 1998.
 WITNESS my hand as of the date set forth below.
/s/ William L. Byrnes       April 24, 1998
William L. Byrnes
 POWER OF ATTORNEY
 I, the undersigned Trustee of The North Carolina Cash Management
Trust: Cash Portfolio and Term Portfolio (the Trust), hereby severally constitute and appoint Arthur J. Brown, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Arthur C. Delibert, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Trust, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on this 17th day of July 1991
/s/Helen A. Powers
__________________
Helen A. Powers

 POWER OF ATTORNEY
 We, the undersigned Trustees of The North Carolina Cash Management
Trust: Cash Portfolio and Term Portfolio (the Trust), hereby severally constitute and appoint Arthur J. Brown, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Arthur C. Delibert, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our name in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Trust, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this 17th day of April 1991
/s/William L. Byrnes
________________________
William L. Byrnes
/s/John David Foust
________________________
John David Foust
/s/W. Olin Nisbet III
________________________
W. Olin Nisbet III
________________________
Helen A. Powers
/s/Bertram H. Witham
________________________
Bertram H. Witham